Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2025
Pensions and other post-employment benefits
Pensions and other post-employment benefits

20.Pensions and other post-employment benefits

The Group operates pension arrangements which cover the Group’s material obligations to provide pensions to retired employees. These arrangements have been developed in accordance with local practices in the countries concerned. Pension benefits can be provided by state schemes, by defined contribution schemes, whereby retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee, or by defined benefit schemes, whereby retirement benefits are based on employee pensionable remuneration and length of service. In certain countries, pension benefits are provided on an unfunded basis, some are administered by trustee companies. The Group also provides other post-employment benefits, mainly post-employment healthcare plans in the US. These plans are predominantly unfunded. Formal, independent, actuarial valuations of the Group’s main plans are undertaken regularly, normally at least every three years.

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognised as an asset or a liability on the consolidated balance sheet. Defined benefit plan liabilities are assessed using the projected unit funding method and applying the principal actuarial assumptions at the reporting period date consistent with the advice of qualified actuaries. Pension scheme assets are measured at fair value at the balance sheet date. The amount of any pension fund asset recognised on the balance sheet is limited to any future refunds from the plan or the present value of reductions in future contributions to the plan.

The amount charged to operating costs in the income statement is the cost of accruing pension benefits promised to employees over the year, plus the costs of individual events such as past service benefit changes, settlements, curtailments plus the finance charge for interest on net liability (such events are recognised immediately in the income statement).

Remeasurements of the net defined benefit liability (or asset) comprise actuarial gains and losses and the return on plan assets excluding amounts included in net interest. Actuarial gains and losses are taken to the consolidated statement of comprehensive income. Actuarial gains and losses comprise both the effects of changes in actuarial assumptions and experience adjustments arising from differences between the previous actuarial assumptions and what has actually occurred. The return on plan assets, in excess of interest income, and costs incurred for the management of plan assets are also taken to other comprehensive income.

The costs of other post-employment liabilities are calculated in a similar way to defined benefit pension schemes and spread over the period during which benefit is expected to be derived from the employees’ services. Future cash flows are discounted at rates reflecting the yields of high-quality corporate bonds.

The Group’s contributions to defined contribution plans are charged to the income statement as incurred.

Discount rates are derived from AA-rated corporate bond yields, except in countries where there is no deep market in corporate bonds, government bond yields are used instead. Discount rates are selected to reflect the term of the expected benefit payments. Projected inflation rate and pension increases are long-term predictions based on the yield gap between long-term index-linked and fixed-interest government bonds, where available, or on long-term inflation forecasts.

Assumptions

The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	2025 %pa	2024 %pa
Germany
Rate of increase of future earnings	3.0	3.0
Discount rate	4.1	3.4
Expected pension increases	2.0	2.0
Inflation rate	2.0	2.0
Switzerland
Rate of increase of future earnings	1.8	1.8
Discount rate	1.3	1.0
Expected pension increases	N/A	N/A
Inflation rate	1.0	1.0
Ireland
Rate of increase of future earnings	2.0	2.0
Discount rate	4.3	3.4
Expected pension increases	3.0	3.0
Inflation rate	2.0	2.0
Rest of World
Rate of increase of future earnings	N/A	N/A
Discount rate	5.5	5.7
Expected pension increases	N/A	N/A
Inflation rate	2.5	2.5

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in the years stated below for an individual then at the age of 60 is as follows:

As at 31 December 2025

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.6	29.3	26.8	28.7	27.5	30.4	27.5	28.8
Projected for 2045	28.4	31.5	28.6	30.4	30.2	32.6	29.0	30.3

As at 31 December 2024

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.5	29.2	26.7	28.6	27.3	30.3	27.4	28.8
Projected for 2044	28.5	31.5	28.6	30.3	30.1	32.4	28.9	30.2

The mortality rates are based on standard tables in each country (Heubeck 2018 in Germany, BVG 2020 in Switzerland and ILT15 in Ireland) with allowances for future improvements.

Income statement

	2025 £m	2024 £m	2023 £m
German pension schemes	3	3	5
Swiss pension schemes	9	10	9
Irish pension schemes	3	5	2
Other overseas pension schemes	2	2	–
Unfunded post-employment healthcare schemes	8	9	10
Total	25	29	26

The costs of the defined benefit pension and post-employment healthcare schemes are charged in the income statement as follows:

	Net pensions total £m	Other post retirement obligations total £m	Total post retirement obligations £m
2025
Cost of sales	10	8	18
Research and development	2	–	2
Selling, general and administration	5	–	5
31 December 2025	17	8	25
2024
Cost of sales	10	9	19
Research and development	2	–	2
Selling, general and administration	8	–	8
31 December 2024	20	9	29
2023
Cost of sales	10	8	18
Research and development	1	–	1
Selling, general and administration	7	–	7
31 December 2023	18	8	26

The amounts recorded in the income statement and statement of comprehensive income in relation to the defined benefit pension and post-employment healthcare schemes were as follows:

	2025			2024			2023
	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m
31 December
Amounts charged to operating profit:
Current service cost	16	4	20	17	5	22	16	6	22
Past service cost/(credit)	1	–	1	4	–	4	1	–	1
Gain from settlement	–	–	–	(1)	–	(1)	–	–	–
Net interest cost	–	4	4	–	4	4	1	2	3
Total	17	8	25	20	9	29	18	8	26
Remeasurements recorded in the statement of comprehensive income	(40)	2	(38)	(6)	(13)	(19)	(6)	1	(5)

Balance sheet

The assets of funded schemes are generally held in separately administered trusts, either as specific assets or as a proportion of a general fund or are insurance contracts. Assets are invested in different classes in order to maintain a balance between risk and return. Investments are diversified to limit the financial effect of the failure of any individual investment.

The pension plans are exposed to risk that arises because the estimated market value of the plans’ assets might decline, the investment returns might reduce, or the estimated value of the plans’ liabilities might increase.

Long-term investment strategies for the plans, with investments across a broad range of assets, have been agreed with the trustees to include return-seeking assets to generate future returns and liability-matching assets to better match future pension obligations. The main market risks within the asset portfolio are credit risk, interest rates, long-term inflation, equities and property risk.

The plan liabilities are a series of future cash flows with relatively long duration. On an IAS 19 basis, these cash flows are sensitive to changes in the expected long-term inflation rate and the discount rate (AA corporate bond yield curve) where an increase in long-term inflation corresponds with an increase in the liabilities, and an increase in the discount rate corresponds with a decrease in the liabilities.

In 2025 the Group recognised a gain relating to lowering the asset ceiling restriction in Switzerland. This was the result of a change in methodology for the interest credit rate assumption applied which is now linked to the expected rate of return on the plan assets (in line with market practice), whereas in the past it was equal to the discount rate used.

A pension surplus is deemed recoverable to the extent that the Group is able to benefit economically from the surplus. Haleon assesses the maximum economic benefit available through either a refund of surplus or a reduction in future contributions in accordance with local legislation and the minimum funding requirements for each of our funded defined benefit plans.

The fair values of the assets and liabilities of the German, Swiss and Irish defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

31 December 2025

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	62	81	34	3	180
Property	–	70	–	–	70
Listed bonds	63	107	150	5	325
Insurance contracts	24	44	–	–	68
Other assets	–	43	3	12	58
Fair value of assets	149	345	187	20	701
Asset ceiling restriction	–	(2)	–	–	(2)
Fair value of assets after asset ceiling	149	343	187	20	699
Present value of scheme obligations	(165)	(318)	(151)	(31)	(665)
Recognised on the balance sheet	(16)	25	36	(11)	34
Included in post-employment benefit assets	–	25	36	7	68
Included in post-employment benefit obligations	(16)	–	–	(18)	(34)
Total	(16)	25	36	(11)	34
Actual return on plan assets	6	20	(19)	2	9

31 December 2024

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	56	74	32	4	166
Property	–	68	–	–	68
Listed bonds	57	88	162	19	326
Insurance contracts	24	45	–	–	69
Other assets	–	34	2	13	49
Fair value of assets	137	309	196	36	678
Asset ceiling restriction	–	(18)	–	–	(18)
Fair value of assets after asset ceiling	137	291	196	36	660
Present value of scheme obligations	(170)	(291)	(169)	(45)	(675)
Recognised on the balance sheet	(33)	–	27	(9)	(15)
Included in post-employment benefit assets	–	–	27	9	36
Included in post-employment benefit obligations	(33)	–	–	(18)	(51)
Total	(33)	–	27	(9)	(15)
Actual return on plan assets	11	13	1	3	28

The values of pension plan assets are based on conditions in active markets as at 31 December 2025. In the case of the main defined benefit plans, this statement covers investment in equities, property funds and government bonds as well as corporate bonds. The fair value of insurance contracts is deemed to be equal to the present value of the obligations it covers while other assets is primarily cash.

The defined benefit pension obligation is analysed as follows:

	2025 £m	2024 £m
Funded	(651)	(662)
Unfunded	(14)	(13)
Total	(665)	(675)

The movement in the net defined benefit liability is as follows:

	Fair value of assets £m	Present value of obligation £m	Net pensions total £m	Net post -employment obligations £m
At 1 January 2024	661	(697)	(36)	(85)
Exchange adjustments	(28)	34	6	(2)
Service cost	–	(17)	(17)	(5)
Past service cost	–	(4)	(4)	–
Interest income/(cost)	17	(17)	–	(4)
Settlements and curtailments	–	1	1	–
Remeasurements:
Return on plan assets, excluding amounts included in interest	12	–	12	–
Loss arising from changes in demographic assumptions	–	(3)	(3)	–
(Loss)/Gain from change in financial assumptions	–	(1)	(1)	11
Experience (losses)/gains	–	(2)	(2)	2
Employers' contributions	29	–	29	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(38)	38	–	3
At 31 December 2024	660	(675)	(15)	(80)
Exchange adjustments	33	(35)	(2)	5
Service cost	–	(16)	(16)	(4)
Past service cost	–	(1)	(1)	–
Interest income/(cost)	16	(16)	–	(4)
Settlements and curtailments	(14)	14	–	–
Remeasurements:
Return on plan assets, excluding amounts included in interest	(8)	–	(8)	–
Loss arising from changes in demographic assumptions	–	–	–	–
Gain/(Loss) from change in financial assumptions	–	39	39	(1)
Changes in asset ceiling restriction	16	–	16	–
Experience (losses)/gains	–	(7)	(7)	(1)
Employers' contributions	28	–	28	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(39)	39	–	5
At 31 December 2025	699	(665)	34	(80)

A reconciliation of the net post-employment benefit to the balances recognised on the consolidated balance sheet is as follows:

	2025 £m	2024 £m
Net pension obligations	34	(15)
Net post-employment obligations	(80)	(80)
Net post-employment benefit	(46)	(95)

Post-employment benefit assets recognised on the consolidated balance sheet	68	36
Post-employment benefit obligations recognised on the consolidated balance sheet	(114)	(131)
Net post-employment benefit	(46)	(95)

The Group’s investment strategy in respect of its funded plans is implemented within the framework of the various statutory requirements of the territories where the plans are based. For the plans based in Switzerland, the Group’s annual contribution is at least equal to the total annual contributions of the employees. In Ireland, funding is determined based on the triennial funding valuation performed by actuaries carried out using prudent assumptions and the most recent review in 2024 showed that the plan is overfunded. The US post-employment medical benefit plan remains unfunded.

Employer contributions for 2026 are estimated to be approximately £22m in respect of defined benefit pension schemes and £3m in respect of post-employment medical benefits.

The defined benefit pension and post-employment obligations analysed by membership category is as follows:

	Pension		Post-employment obligations
	2025 £m	2024 £m	2025 £m	2024 £m
Active	(364)	(347)	(65)	(70)
Retired	(209)	(224)	(15)	(10)
Deferred	(92)	(104)	–	–
Total	(665)	(675)	(80)	(80)

The approximate effect of changes in assumptions used on the benefit obligations and on the annual defined benefit and post-employment costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan membership.

Sensitivity analysis

	2025 £m	2024 £m
0.50% decrease in discount rate:
Increase in annual pension cost	2.6	2.3
Increase in annual post-employment benefits cost	0.2	0.2
Increase in pension obligation	42.8	45.7
Increase in post-employment benefits obligation	3.2	3.1
0.50% increase in discount rate:
Decrease in annual pension cost	(2.8)	(2.4)
Decrease in annual post-employment benefits cost	(0.1)	(0.1)
Decrease in pension obligation	(39.0)	(41.2)
Decrease in post-employment benefits obligation	(2.9)	(2.8)
1% increase in the rate of future healthcare inflation:
Increase in annual post-employment cost	0.1	0.2
Increase in post-employment obligation	1.4	1.6
1% decrease in the rate of future healthcare inflation:
Decrease in annual post-employment cost	(0.2)	(0.2)
Decrease in post-employment obligation	(1.7)	(1.8)
A one year increase in life expectancy:
Increase in annual pension cost	0.8	0.7
Increase in annual post-employment benefits cost	0.1	0.1
Increase in pension obligation	16.6	17.6
Increase in post-employment benefits obligation	0.8	0.7

The above analysis covers major defined benefit obligations, i.e. in Germany, Switzerland, Ireland and the US, which together represent over 90% of the Group’s plan assets and the obligations.

The weighted average duration of the defined benefit obligation is as follows:

Years	2025	2024
Pension benefits	13	14
Post-employment benefits	12	12